CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash	$ 6,570,215	$ 176,409
Due from merchant credit card processors, net of reserve for charge-backs of $2,500 and $15,000, respectively	205,974	1,031,476
Accounts receivable, net of allowance of $256,833 and $61,000, respectively	1,802,781	748,580
Inventories	3,321,898	1,670,007
Prepaid expenses and vendor deposits	1,201,040	465,860
Income tax receivable		47,815
Deferred tax asset, net	766,498	222,130
TOTAL CURRENT ASSETS	13,868,406	4,362,277
Property and equipment, net of accumulated depreciation of $27,879 and $16,595, respectively	28,685	25,190
Other assets	65,284	12,000
TOTAL ASSETS	13,962,375	4,399,467
CURRENT LIABILITIES:
Accounts payable	1,123,508	3,208,595
Accrued expenses	420,363	350,151
Term loan	478,847
Customer deposits	182,266	477,695
Income taxes payable	5,807
TOTAL CURRENT LIABILITIES	2,210,791	4,036,441
LONG-TERM DEBT:
Senior convertible notes payable to related parties, net of debt discount of $0 and $3,530, respectively		346,470
Senior note payable to stockholder		500,000
TOTAL LONG-TERM DEBT		846,470
TOTAL LIABILITIES	2,210,791	4,882,911
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY (DEFICIENCY):
Preferred stock, $.001 par value, 1,000,000 shares authorized, none issued
Common stock, $.001 par value, 50,000,000 shares authorized 16,214,528 and 12,038,163 shares issued and outstanding, respectively	16,214	12,038
Additional paid-in capital	13,115,024	1,685,524
Accumulated deficit	(1,379,654)	(2,181,006)
TOTAL STOCKHOLDERS' EQUITY (DEFICIENCY)	11,751,584	(483,444)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIENCY)	$ 13,962,375	$ 4,399,467